INVESTMENT AND OTHER REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue [abstract]
Investment income	$ 60	$ 15	$ 68	$ 21
Fee revenue	58	16	122	33
Dividend income	2	0	3	6
Interest income and other	13	7	45	13
Participating loan notes	4	7	7	13
Total investment and other revenue	$ 137	$ 45	$ 245	$ 86